Annual Total Returns - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIPFloatingRateHighIncomePortfolio-InvestorPRO - VIP Floating Rate High Income Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Apr. 09, 2014
VIP Floating Rate High Income Portfolio - Investor Class
Bar Chart Table:
Annual Return 2015	(0.09%)
Annual Return 2016	9.16%
Annual Return 2017	3.79%
Annual Return 2018	(0.30%)
Annual Return 2019	8.88%
Annual Return 2020	2.78%
Annual Return 2021	5.08%
Annual Return 2022	(0.46%)
Annual Return 2023	12.22%